Particulars of Principal Subsidiaries and Equity Investees	12 Months Ended
Dec. 31, 2019
Particulars of Principal Subsidiaries and Equity Investees
Particulars of Principal Subsidiaries and Equity Investees

2. Particulars of Principal Subsidiaries and Equity Investees

		Equity interest
	Place of	attributable to
	establishment	the Group
	and	December 31,
Name	operations	2019	2018	Principal activities
Subsidiaries
Hutchison MediPharma Limited (“HMPL”)	PRC	99.75%	99.75%	Research, development, manufacture and commercialization of pharmaceutical products
Hutchison Whampoa Sinopharm Pharmaceuticals (Shanghai) Company Limited (“HSPL”) (note (a))	PRC	50.87%	51%	Provision of sales, distribution and marketing services to pharmaceutical manufacturers
Hutchison Hain Organic (Hong Kong) Limited (“HHOL”) (note (b))	Hong Kong	50%	50%	Wholesale and trading of healthcare and consumer products
Hutchison Hain Organic (Guangzhou) Limited (“HHOGZL”) (note (b))	PRC	50%	50%	Wholesale and trading of healthcare and consumer products
Hutchison Healthcare Limited	PRC	100%	100%	Manufacture and distribution of healthcare products
Hutchison Consumer Products Limited	Hong Kong	100%	100%	Wholesale and trading of healthcare and consumer products
Nutrition Science Partners Limited (“NSPL”) (note (c))	Hong Kong	99.75%	—	Research and development of pharmaceutical products
Equity investees
Shanghai Hutchison Pharmaceuticals Limited (“SHPL”)	PRC	50%	50%	Manufacture and distribution of prescription drug products
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited (“HBYS”) (note (d))	PRC	40%	40%	Manufacture and distribution of over-the-counter drug products
NSPL (note (c))	Hong Kong	—	49.88%	Research and development of pharmaceutical products

Notes:

(a)	In November 2019, a subsidiary of the Group transferred its 51% shareholding in HSPL to HMPL. Afterwards, the effective equity interest of the Group in HSPL changed to 50.87% as at December 31, 2019.
(b)	HHOL and HHOGZL are regarded as subsidiaries of the Company, as while both shareholders of these subsidiaries have equal representation at their respective boards, in the event of a deadlock, the Group has a casting vote and is therefore able to unilaterally control the financial and operating policies of HHOL and HHOGZL.
(c)	As at December 31, 2018, the 50% equity interest in NSPL was held by a 99.75% owned subsidiary of the Group. The effective equity interest of the Group in NSPL was therefore 49.88%. In December 2019, the Group acquired the remaining 50% shareholding in NSPL from the equity investee partner for a consideration of approximately US$8.1 million. Afterwards, the effective equity interest of the Group in NSPL changed to 99.75% as at December 31, 2019.
(d)	The 50% equity interest in HBYS is held by an 80% owned subsidiary of the Group. The effective equity interest of the Group in HBYS is therefore 40% for the years presented.